Filed pursuant to Rule 497(e)

File Nos. 33-36528 and 811-6161

ALLIANZ FUNDS

Supplement Dated July 7, 2009

to the Prospectus for Institutional and Administrative Class Shares of Allianz RCM Funds

Dated November 1, 2008 (as revised January 1, 2009)

Disclosure Relating to the Allianz RCM Small-Cap Growth Fund

Liquidation of the Fund

Effective on or about July 14, 2009 (the “Liquidation Date”), the Allianz RCM Small-Cap Growth Fund (the “Fund”) will be liquidated and dissolved. Any shares of the Fund outstanding on the Liquidation Date will be automatically redeemed on the Liquidation Date. The proceeds of any such redemption will be equal to the net asset value of such shares after dividend distributions required to eliminate any Fund-level taxes are made and the expenses and liabilities of the Fund have been paid or otherwise provided for.

Effective as of the close of business on July 7, 2009, Institutional Class shares of the Fund will not be available for purchase and shareholders of other series of Allianz Funds and series of Allianz Multi-Strategy Funds and PIMCO Funds will no longer be permitted to exchange their shares for shares of the Fund as described in the Prospectus under “Purchases, Redemptions and Exchanges – Exchange Privilege.”

At any time prior to the Liquidation Date, shareholders may redeem their shares of the Fund and receive the net asset value thereof, pursuant to the procedures set forth under “Purchases, Redemptions and Exchanges – Redeeming Shares” in the Prospectus. Shareholders may also exchange their shares of the Fund for shares of the same class of any other series of Allianz Funds, Allianz Multi-Strategy Funds or PIMCO Funds that offers that class, as described under “Purchases, Redemptions and Exchanges – Exchange Privilege” in the Prospectus. Such exchanges will be taxable transactions.

The redemption on the Liquidation Date will generally be treated like any other redemption of shares and may result in a gain or loss for U.S. federal income tax purposes. Any gain or loss will be a capital gain or loss for shareholders who hold their shares as capital assets. Capital gains or losses will be short- or long-term depending on how long a shareholder has held his or her Fund shares. If a shareholder desires to recognize any taxable gain or loss prior to the Liquidation Date, the shareholder may wish to redeem his or her shares prior to the Liquidation Date. Shareholders should consult their own tax advisors regarding their particular situation and the possible application of state, local or non-U.S. tax laws.

The Board of Trustees and the Distributor each reserves the right at any time to modify or eliminate these restrictions, including on a case-by-case basis.

Filed pursuant to Rule 497(e)

File Nos. 33-36528 and 811-6161

ALLIANZ FUNDS

Supplement Dated July 7, 2009

to the Prospectus for Class P Shares of Allianz Domestic Stock Funds

Dated November 1, 2008 (as revised January 1, 2009)

Disclosure Relating to the Allianz RCM Small-Cap Growth Fund

Liquidation of the Fund

Effective on or about July 14, 2009 (the “Liquidation Date”), the Allianz RCM Small-Cap Growth Fund (the “Fund”) will be liquidated and dissolved. Any shares of the Fund outstanding on the Liquidation Date will be automatically redeemed on the Liquidation Date. The proceeds of any such redemption will be equal to the net asset value of such shares after dividend distributions required to eliminate any Fund-level taxes are made and the expenses and liabilities of the Fund have been paid or otherwise provided for.

Effective as of the close of business on July 7, 2009, Class P shares of the Fund will not be available for purchase and shareholders of other series of Allianz Funds and series of Allianz Multi-Strategy Funds and PIMCO Funds will no longer be permitted to exchange their shares for shares of the Fund as described in the Prospectus under “Purchases, Redemptions and Exchanges – Exchange Privilege.”

At any time prior to the Liquidation Date, shareholders may redeem their shares of the Fund and receive the net asset value thereof, pursuant to the procedures set forth under “Purchases, Redemptions and Exchanges – Redeeming Shares” in the Prospectus. Shareholders may also exchange their shares of the Fund for shares of the same class of any other series of Allianz Funds, Allianz Multi-Strategy Funds or PIMCO Funds that offers that class, as described under “Purchases, Redemptions and Exchanges – Exchange Privilege” in the Prospectus. Such exchanges will be taxable transactions.

The redemption on the Liquidation Date will generally be treated like any other redemption of shares and may result in a gain or loss for U.S. federal income tax purposes. Any gain or loss will be a capital gain or loss for shareholders who hold their shares as capital assets. Capital gains or losses will be short- or long-term depending on how long a shareholder has held his or her Fund shares. If a shareholder desires to recognize any taxable gain or loss prior to the Liquidation Date, the shareholder may wish to redeem his or her shares prior to the Liquidation Date. Shareholders should consult their own tax advisors regarding their particular situation and the possible application of state, local or non-U.S. tax laws.

The Board of Trustees and the Distributor each reserves the right at any time to modify or eliminate these restrictions, including on a case-by-case basis.